SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 94.0%
	Alabama — 1.9%
	Alabama Community College System ACCS Enhancements Fee Revenue (Insured: AGM), 4.00% due 9/1/2040 - 9/1/2041	$ 1,600,000	$ 1,910,620
	Alabama Public School & College Authority (Educational Facilities),
	Series A, 5.00% due 11/1/2039	3,500,000	4,554,648
	Series B, 5.00% due 6/1/2026 (pre-refunded 6/1/2023)	4,380,000	4,670,333
	East Alabama Health Care Authority (Health Care Facilities Capital Improvements), Series A, 5.00% due 9/1/2027	1,250,000	1,258,635
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	7,111,638
	Arizona — 2.3%
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	2,500,000	2,819,055
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2029	1,000,000	1,115,860
	City of Mesa AZ Utility System Revenue, 5.00% due 7/1/2033	1,600,000	1,992,565
	County of Pima (TMC HealthCare Obligated Group) IDA, 4.00% due 4/1/2041	1,000,000	1,175,761
	County of Yavapai (Waste Management, Inc.) AMT IDA, 1.30% due 6/1/2027	1,000,000	999,993
	Maricopa County Special Health Care District GO, Series D, 5.00% due 7/1/2033	1,000,000	1,326,360
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2039	1,300,000	1,648,308
	Pima County Sewer System Revenue COP, Series B, 5.00% due 7/1/2031	900,000	1,178,981
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2033 - 1/1/2037	7,000,000	8,655,962
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup Global Markets), 5.25% due 12/1/2022 - 12/1/2028	2,770,000	3,046,322
	Arkansas — 0.4%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), Series A, 5.00% due 11/1/2031 - 11/1/2034 (pre-refunded 11/1/2024)	3,655,000	4,125,559
	California — 4.3%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	3,985,587
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,962,959
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2022 - 8/15/2033	1,950,000	2,163,204
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,503,198
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	2,555,000	2,563,010
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,234,656
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	1,125,000	1,249,091
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), Series A, 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,739,458
	Los Angeles Department of Airports AMT, Series A, 5.00% due 5/15/2036	3,635,000	4,538,639
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	2,365,000	2,955,382
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,113,207
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,416,910
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,479,934
	Redwood City Redevelopment Agency (Redevelopment Area A-2; Insured: AMBAC), Series A-2, Zero Coupon due 7/15/2023	2,065,000	2,048,486
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District), 5.00% due 12/1/2032	575,000	804,372
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series 2020A, 5.00% due 5/1/2038	2,500,000	3,165,712
	Saratoga Union School District (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 9/1/2023	900,000	895,428
	State of California GO, 5.00% due 11/1/2029	1,000,000	1,302,929
	Colorado — 1.4%
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039	1,925,000	2,420,778
	Housing Authority of the City and County of Denver (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,339,084
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028	1,650,000	1,754,590
	State of Colorado COP,
	Series A,
	4.00% due 12/15/2039 - 12/15/2040	2,400,000	2,929,640
	5.00% due 9/1/2029 - 9/1/2032	5,205,000	6,474,895
	Connecticut — 3.1%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,950,531
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,184,657
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	15,293,391
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,361,166
	Series E, 5.00% due 9/15/2033	2,650,000	3,288,560
	State of Connecticut, Special Tax Revenue, Series A, 5.00% due 5/1/2035 - 5/1/2038	6,250,000	8,055,525
	District of Columbia — 1.9%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue), Series A, 5.00% due 10/1/2038 - 10/1/2039	3,000,000	3,719,831
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue; Insured: AGC), Series B, Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	9,740,436
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2040	1,000,000	1,191,490
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,359,178
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	4,034,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Florida — 6.3%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2035	$ 3,500,000	$ 4,214,110
	City of Jacksonville (Better Jacksonville Plan), Series A, 5.00% due 10/1/2026	2,075,000	2,147,886
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027 - 10/1/2036	6,450,000	8,497,871
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2032 - 11/1/2037	3,430,000	4,179,928
	JEA Water & Sewer System Revenue, Series A, 5.00% due 10/1/2034 - 10/1/2035	1,225,000	1,582,510
	Lake County School Board (School District Facility Projects) COP, Series B, 5.00% due 6/1/2026 (pre-refunded 6/1/2022)	1,210,000	1,233,711
	Manatee County (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	6,929,273
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	5,952,848
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	2,905,000	3,502,998
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,102,148
	Miami-Dade County School Board COP, Series A, 5.00% due 5/1/2030	3,250,000	3,689,527
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,378,648
	Orange County School Board COP, Series A, 5.00% due 8/1/2032	2,500,000	3,423,497
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	565,801
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	746,433
	School District of Broward County (Educational Facilities and Equipment) COP,
	Series A, 5.00% due 7/1/2027	2,000,000	2,045,680
	Series B, 5.00% due 7/1/2032	2,000,000	2,292,122
	School District of Broward County COP,
	Series A,
	5.00% due 7/1/2026	545,000	557,482
	5.00% due 7/1/2026 (pre-refunded 7/1/2022)	2,455,000	2,511,463
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,700,149
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2028 (pre-refunded 9/1/2023)	3,500,000	3,772,170
	Wildwood Utility Dependent District (Insured: BAM), 5.00% due 10/1/2032 - 10/1/2041	1,000,000	1,283,359
	Georgia — 3.0%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,475,378
	City of Atlanta (Water & Wastewater System; Insured: Natl-Re), Series A, 5.50% due 11/1/2022	185,000	192,117
	Georgia State Road & Tollway Authority (GARVEE), 5.00% due 6/1/2032	1,000,000	1,309,309
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets), Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,000,000	1,175,201
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2035 - 5/15/2037	11,170,000	15,618,124
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2035 - 1/1/2038	8,515,000	10,743,597
	Guam — 0.8%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2023 - 10/1/2025	6,500,000	6,704,957
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,062,695
	Hawaii — 0.8%
	County of Hawaii GO, Series A, 5.00% due 9/1/2033	1,250,000	1,461,757
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2032 - 7/1/2033	5,000,000	6,385,221
	Illinois — 11.3%
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	2,059,195
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2037	8,160,000	9,747,525
	Chicago Park District (Capital Improvement Plan) GO,
	Series B, 5.00% due 1/1/2025	1,000,000	1,086,765
	Series D, 5.00% due 1/1/2028	3,450,000	3,746,093
	Chicago Park District GO,
	Series A,
	5.00% due 1/1/2027 - 1/1/2029	1,355,000	1,471,277
	5.00% due 1/1/2027 - 1/1/2029 (pre-refunded 1/1/2024)	2,585,000	2,822,115
	Series B,
	5.00% due 1/1/2030	1,215,000	1,318,392
	5.00% due 1/1/2030 (pre-refunded 1/1/2024)	2,285,000	2,494,596
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	10,608,067
	5.25% due 1/1/2034	4,700,000	4,908,224
	City of Chicago (Wastewater Transmission System), Series C-2, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	8,849,906
	City of Chicago (Wastewater Transmission System; Insured: AGM-CR), Series B, 5.00% due 1/1/2034	1,375,000	1,616,781
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,123,180
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	4,250,000	5,165,293
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,270,000	1,578,566
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,585,000	1,903,826

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	6.00% due 1/1/2038	$ 7,500,000	$ 9,065,145
	Cook County School District No. 104 (Argo Summit Elementary School Facilities; Insured: AGM) GO ETM, Series D, Zero Coupon due 12/1/2022	2,000,000	1,995,544
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2031	175,000	216,084
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,135,501
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2024	1,000,000	1,112,830
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	6,343,228
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030 - 12/1/2031	2,655,000	3,252,308
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion Project), Series B, 5.00% due 12/15/2022	1,000,000	1,040,652
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	7,388,363
	Regional Transportation Authority (Insured: Natl-Re), Series A, 6.00% due 7/1/2031	1,070,000	1,441,273
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	2,000,000	2,456,012
	Sangamon County (Insured: BAM) GO, 4.00% due 12/15/2040	150,000	171,022
	State of Illinois GO, Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	5,128,745
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2030 - 6/15/2031	9,280,000	11,338,331
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032	2,885,000	3,508,948
	Tazewell County School District (Insured: Natl-Re) GO, 9.00% due 12/1/2024	1,205,000	1,497,967
	Indiana — 1.5%
	City of Indianapolis Department of Public Utilities Water System Revenue, Series A, 5.00% due 10/1/2034	1,000,000	1,254,383
[a]	City of Whiting Environmental Facilities (BP Products North America Inc. Project) AMT, Series A, 5.00% due 3/1/2046 (put 3/1/2023)	1,000,000	1,050,364
	Indiana (Ascension Health Credit Group) HFFA, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	9,649,458
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), Series A, 5.25% due 4/1/2023	2,000,000	2,122,082
	Southwest Allen Multi School Building Corp., 5.00% due 7/15/2033	1,500,000	1,845,795
	Iowa — 0.4%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,484,363
	Kansas — 0.1%
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2030 - 9/1/2031	640,000	780,919
	Kentucky — 1.4%
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A, 4.00% due 4/1/2048 (put 4/1/2024)	6,500,000	6,960,694
	Kentucky State Property & Building Commission (Insured: AGM), Series A, 5.00% due 11/1/2035	4,000,000	5,197,732
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), Series A, 5.25% due 10/1/2026	2,320,000	2,509,920
	Louisiana — 2.7%
	City of Shreveport LA Water & Sewer Revenue (Insured: AGM), Series A, 5.00% due 12/1/2036	1,000,000	1,211,427
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032 (pre-refunded 2/1/2025)	6,825,000	7,766,577
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2031 - 12/1/2035	3,895,000	4,899,583
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031 (pre-refunded 6/1/2023)	6,100,000	6,525,926
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	4,129,256
[a]	Parish of St. Charles (Valero Energy Corp. Refinery; Guaranty: Valero Energy Corp.), 4.00% due 12/1/2040 (put 6/1/2022)	1,000,000	1,013,734
	State of Louisiana, 5.00% due 9/1/2032 - 9/1/2033	2,000,000	2,615,266
	Maryland — 0.0%
	Montgomery County GO, Series C, 5.00% due 10/1/2025	365,000	426,023
	Massachusetts — 1.7%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2033 - 7/1/2036	3,250,000	3,828,748
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	10,839,510
	Massachusetts (Simmons College) DFA, Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	1,933,306
	Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,342,142
	Michigan — 3.0%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,135,974
	County of Genesee (Water Supply System; Insured: BAM) GO,
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,559,533
	5.125% due 11/1/2032	750,000	795,006
	5.25% due 11/1/2026 - 11/1/2028	2,920,000	3,104,045
	Detroit City School District (School Building & Site Improvement; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,773,902
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,357,939
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2039 - 1/1/2041	2,090,000	2,725,686
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), 5.25% due 5/15/2026	175,000	175,602
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,580,000	1,585,280
	Michigan Finance Authority (McLaren Health System), Series A, 5.00% due 2/15/2039	3,200,000	4,022,205
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	790,000	792,496
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	3,000,000	3,114,885
	Muskegon Public Schools (Insured: Q-SBLF) GO, Series II, 5.00% due 5/1/2037 - 5/1/2040	2,850,000	3,711,047
	West Ottawa Public Schools (Insured: AGM) GO, 4.00% due 11/1/2032	800,000	985,780
	Minnesota — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00% due 10/1/2034 - 10/1/2035	$ 600,000	$ 751,370
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.45% due 7/1/2034	1,440,000	1,490,508
	Mississippi — 0.7%
	Mississippi Development Bank (Jackson Public School District; Insured BAM), 5.25% due 10/1/2037 - 10/1/2038	5,250,000	6,577,984
	Mississippi Development Bank (Vicksburg Warren School District; Insured: BAM), 5.50% due 3/1/2038	700,000	901,397
	Missouri — 0.0%
	City of Excelsior Springs (Insured: BAM) COP, Series B, 4.00% due 3/1/2031	150,000	183,015
	Nebraska — 0.6%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 3/1/2050 (put 1/1/2024)	5,350,000	5,777,203
	Nevada — 0.3%
	Carson City (Carson Tahoe Regional Healthcare),
	5.00% due 9/1/2027 (pre-refunded 9/1/2022)	2,450,000	2,525,031
	5.00% due 9/1/2032	730,000	877,322
	New Hampshire — 0.7%
[a]	New Hampshire Business Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A4, 2.15% due 8/1/2038 (put 7/1/2024)	750,000	771,214
	New Hampshire Municipal Bond Bank, Series C, 5.00% due 8/15/2026 (pre-refunded 8/15/2023)	1,860,000	1,995,308
	State of New Hampshire (Turnpike System), Series B, 5.00% due 2/1/2022 - 2/1/2024	4,005,000	4,019,107
	New Jersey — 4.6%
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	2,500,000	2,846,780
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2035 - 6/15/2038	4,515,000	5,633,008
	Series NN, 5.00% due 3/1/2026	2,000,000	2,103,694
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,627,699
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	2,114,533
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033	1,000,000	1,202,928
	New Jersey (Transit Corp.) EDA, 5.00% due 11/1/2036	2,950,000	3,665,947
	New Jersey State Health Care Facilities Financing Authority (Virtua Health), 5.00% due 7/1/2027 - 7/1/2028	3,000,000	3,273,042
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032	485,000	598,513
	Series AA, 5.00% due 6/15/2036 - 6/15/2040	1,500,000	1,884,183
	Series BB, 5.00% due 6/15/2034	2,000,000	2,461,938
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	5.00% due 6/15/2023 - 6/15/2024	2,500,000	2,704,015
	Series A, 5.00% due 6/15/2031	1,000,000	1,165,477
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	3,500,000	4,278,344
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2036	5,500,000	6,735,027
	Passaic Valley Sewage Commissioners, Series G, 5.75% due 12/1/2022	3,000,000	3,141,138
	New Mexico — 0.7%
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	1,500,000	1,514,013
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	3,000,000	3,017,805
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), 5.00% due 7/1/2032	2,130,000	2,180,125
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	440,000	553,068
	New York — 5.7%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	4,966,438
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	10,042,158
	City of New York GO,
	Series C, 5.00% due 8/1/2035	500,000	647,000
	Series C-1, 5.00% due 8/1/2032	1,000,000	1,303,895
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,300,000	1,376,683
	Erie County (City of Buffalo School District) (State Aid Withholding) IDA,
	5.00% due 5/1/2032	500,000	680,559
	Series A, 5.00% due 5/1/2027	5,000,000	5,302,045
	Long Island Power Authority, Series A, 5.00% due 9/1/2036 - 9/1/2038	1,300,000	1,680,176
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	9,835,768
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,628,849
	Metropolitan Transportation Authority (Green Bond),
	Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	2,133,308
	Series A2, 5.00% due 11/15/2025	600,000	695,136
	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00% due 5/1/2032 - 11/1/2036	5,230,000	6,840,386

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2021 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
New York State Dormitory Authority, Series A, 5.00% due 3/15/2037	$ 735,000	$ 922,716
New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,611,862
New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
Series A, 5.00% due 3/15/2035 - 3/15/2036	2,650,000	3,467,783
Series D, 4.00% due 2/15/2040	1,000,000	1,174,685
New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2033	500,000	592,966
New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041	1,500,000	1,919,955
New York State Urban Development Corp. (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2037	500,000	636,871
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,289,439
North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	3,000,000	3,438,741
State of North Carolina, 5.00% due 3/1/2033	5,000,000	6,293,670
Ohio — 5.5%
Akron, Bath and Copley Joint Township Hospital District (Children’s Hospital Medical Center of Akron), 5.00% due 11/15/2024	1,000,000	1,017,174
Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027 - 11/15/2029	1,985,000	2,466,725
American Municipal Power Inc. (AMP Fremont Energy Center),
4.00% due 2/15/2038	500,000	596,722
Series B, 5.25% due 2/15/2028 (pre-refunded 2/15/2022)	4,000,000	4,022,620
Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031 (pre-refunded 12/15/2024)	3,075,000	3,487,078
City of Cleveland (Bridges and Roadways), Series A-2, 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,725,955
City of Cleveland (Public Facilities Improvements), Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,637,366
City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,041,910
City of Cleveland GO,
5.00% due 12/1/2026	15,000	15,625
5.00% due 12/1/2026 (pre-refunded 12/1/2022)	1,215,000	1,267,614
City of Cleveland Income Tax Revenue,
5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,782,539
Series A-1, 4.00% due 10/1/2032 - 10/1/2033	960,000	1,164,025
Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	2,050,400
County of Allen (Catholic Health Partners-Mercy Health West Facility), Series A, 5.00% due 5/1/2025 - 5/1/2026 (pre-refunded 5/1/2022)	8,325,000	8,454,845
County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2039	3,170,000	3,872,204
County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	8,937,497
Greene County Vocational School District (School Facilities Construction and Improvement) GO, 5.00% due 12/1/2030 - 12/1/2033	2,580,000	3,228,762
Northeast Ohio Medical University (Insured: BAM), Series B, 4.00% due 12/1/2035 - 12/1/2041	3,875,000	4,540,243
State of Ohio GO, Series A, 5.00% due 6/15/2033	505,000	678,508
Oklahoma — 0.2%
Pontotoc County Educational Facilities Authority, 4.00% due 9/1/2040	1,500,000	1,742,063
Pennsylvania — 7.8%
Allegheny County Higher Education Building Authority, Series A, 4.00% due 3/1/2041	1,500,000	1,779,621
Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 7/15/2034	1,150,000	1,441,412
Bucks County (Waste Management, Inc.) AMT IDA, Series A-2, 2.75% due 12/1/2022	7,000,000	7,125,860
City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,624,698
City of Philadelphia (Philadelphia Gas Works), 5.00% due 8/1/2036 - 8/1/2037	5,485,000	6,557,526
City of Philadelphia (Water and Wastewater System), Series A, 5.00% due 10/1/2029 - 11/1/2038	2,100,000	2,595,763
City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,476,612
County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,480,678
Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), Series A, 5.25% due 12/15/2030	3,000,000	3,279,849
Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	4,101,546
Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	6,075,700
Pennsylvania Turnpike Commission,
Series B,
4.00% due 12/1/2040	1,000,000	1,193,523
5.00% due 12/1/2032 - 12/1/2038	1,950,000	2,545,236
Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2035 - 12/1/2036	1,750,000	2,141,328
Philadelphia Authority for Industrial Development (Thomas Jefferson University), Series A, 5.00% due 9/1/2032 - 9/1/2034	5,000,000	5,973,260
Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	13,270,392
Philadelphia Pennsylvania Airport Revenue (Insured: AGM) AMT, 4.00% due 7/1/2040 - 7/1/2041	1,700,000	1,994,823
Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	9,373,578
Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	3,946,729
Rhode Island — 0.5%
State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO, Series B, 4.00% due 10/15/2023	800,000	823,854
State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	3,881,123
South Carolina — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	$ 2,000,000	$ 2,208,032
	South Dakota — 0.2%
	South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	2,089,427
	Tennessee — 2.0%
	County of Shelby Health, Educational and Housing Facility Board (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2027 - 5/1/2035	3,560,000	4,300,529
	Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,666,313
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	2,314,258
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.),
	Series A, 5.25% due 9/1/2023	7,000,000	7,527,226
	Series C, 5.00% due 2/1/2023	2,650,000	2,770,117
	Texas — 9.4%
	Austin Community College District GO, 4.00% due 8/1/2032	2,680,000	3,348,408
	City of Brownsville AMT GO, 5.00% due 2/15/2030 - 2/15/2032	1,090,000	1,392,403
	City of Bryan Electric System Revenue (Insured: AGM), Series A, 4.00% due 7/1/2032 - 7/1/2035	2,335,000	2,846,671
	City of Bryan Rural Electric System Revenue (Insured: AGM), 5.00% due 7/1/2032	555,000	733,603
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	11,044,671
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,095,441
	City of Galveston (Galveston Island Convention Center; Insured: AGM), Series B, 5.00% due 9/1/2024	1,115,000	1,148,956
	City of Houston (Combined Utility System), Series A, 5.00% due 11/15/2032	1,875,000	2,474,271
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,384,196
	City of Houston Airport System Revenue, Series D, 5.00% due 7/1/2030 - 7/1/2035	3,750,000	4,630,198
	City of Houston Airport System Revenue AMT, Series A, 4.00% due 7/1/2040	1,500,000	1,765,990
	City of McAllen (International Toll Bridge Revenue; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	7,177,904
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,295,668
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2034	3,075,000	3,632,752
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2035 - 12/1/2036 (pre-refunded 12/1/2025)	7,200,000	8,456,674
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	1,905,000	2,296,580
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), 4.00% due 3/1/2040 - 3/1/2041	2,000,000	2,337,241
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,384,318
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,730,390
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	9,415,000	9,577,286
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	55,000	55,950
	Lower Colorado River Authority (LCRA Transmission Services Corp.), 5.00% due 5/15/2028 - 5/15/2038	970,000	1,238,539
	Lubbock Electric Light & Power System Revenue,
	4.00% due 4/15/2041	1,000,000	1,169,969
	5.00% due 4/15/2032	1,000,000	1,282,857
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2029 - 11/1/2030	4,040,000	5,114,810
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2037	1,750,000	2,101,892
	San Antonio Water System,
	Series A, 5.00% due 5/15/2037	500,000	619,020
	Series C, 5.00% due 5/15/2032 - 5/15/2038	3,700,000	4,760,417
	Stephen F Austin State University (Financing System), Series A, 5.00% due 10/15/2030 - 10/15/2033	1,265,000	1,575,288
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2032	800,000	1,059,811
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2025	2,490,000	2,771,874
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	1,011,186
	Utah — 0.2%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	2,500,000	2,538,285
	Virginia — 0.3%
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	500,000	499,985
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2032 - 1/1/2033	2,000,000	2,463,198
	Washington — 3.8%
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2030 (pre-refunded 12/1/2024)	4,545,000	5,145,272
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2025 - 12/1/2028 (pre-refunded 12/1/2022)	7,860,000	8,199,300
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2027 - 12/1/2028 (pre-refunded 12/1/2022)	4,640,000	4,840,300
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	5,383,651
	State of Washington (Various Purposes) GO,
	Series 2021A, 5.00% due 6/1/2038	1,965,000	2,551,419
	Series C, 5.00% due 2/1/2036 - 2/1/2037	7,425,000	9,362,465
	Washington Higher Education Facilities Authority (Seattle Pacific University), 5.00% due 10/1/2038 - 10/1/2040	3,340,000	4,190,397
	Wisconsin — 0.9%
	Public Finance Authority, 4.00% due 10/1/2035 - 10/1/2041	1,225,000	1,392,372
	Wisconsin Health & Educational Facilities Authority,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	4.00% due 8/15/2040	$ 1,000,000	$ 1,178,785
	5.00% due 8/15/2039	2,000,000	2,564,944
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series A, 5.00% due 8/15/2033	600,000	745,460
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,689,520
	Total Long-Term Municipal Bonds — 94.0% (Cost $909,330,946)		975,668,186
	Short-Term Municipal Bonds — 3.8%
	Colorado — 0.4%
	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP,
[a]	Series A1, 0.10% due 12/1/2029 (put 1/3/2022)	1,255,000	1,255,000
[a]	Series A3, 0.10% due 12/1/2031 (put 1/3/2022)	2,485,000	2,485,000
	Florida — 0.4%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series C, 0.10% due 10/1/2026 (put 1/3/2022)	2,090,000	2,090,000
[a]	County of Manatee (Florida Power & Light Co.), 0.12% due 9/1/2024 (put 1/3/2022)	2,100,000	2,100,000
	Minnesota — 0.2%
[a]	City of Minneapolis (LOC Wells Fargo Bank N.A.), Series C, 0.08% due 11/15/2048 (put 1/3/2022)	1,670,000	1,670,000
	Mississippi — 0.0%
[a]	Mississippi Business Finance Corp. (Guaranty: Chevron Corp.), Series C, 0.09% due 12/1/2030 (put 1/3/2022)	550,000	550,000
	New York — 2.0%
[a]	City of New York (SPA Barclays Bank plc) GO, Series B-4, 0.06% due 10/1/2046 (put 1/3/2022)	2,700,000	2,700,000
[a]	City of New York (SPA JPMorgan Chase Bank N.A.) GO, Series 1, 0.08% due 3/1/2040 (put 1/3/2022)	2,500,000	2,500,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank N.A.), Series E3, 0.08% due 2/1/2045 (put 1/3/2022)	1,500,000	1,500,000
[a]	New York City Water & Sewer System (SPA JPMorgan Chase Bank N.A.), Series AA2, 0.08% due 6/15/2050 (put 1/3/2022)	5,500,000	5,500,000
[a]	New York City Water & Sewer System (SPA U.S. Bank, N.A.), Series 3A, 0.07% due 6/15/2043 (put 1/3/2022)	1,000,000	1,000,000
	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen),
[a]	0.09% due 11/1/2046 (put 1/3/2022)	1,500,000	1,500,000
[a]	Series A, 0.09% due 11/1/2046 (put 1/3/2022)	6,500,000	6,500,000
	North Carolina — 0.4%
[a]	Charlotte-Mecklenburg Hospital Authority ((Atrium Health Obligated Group; SPA JPMorgan Chase Bank N.A.), Series B, 0.08% due 1/15/2038 (put 1/3/2022)	3,760,000	3,760,000
	Texas — 0.4%
[a]	Gulf Coast (Exxon Mobil Corp.) IDA, 0.09% due 11/1/2041 (put 1/3/2022)	2,700,000	2,700,000
[a]	San Antonio Education Facilities Corp. (Trinity University), 0.12% due 6/1/2033 (put 1/7/2022)	2,000,000	2,000,000
	Total Short-Term Municipal Bonds — 3.8% (Cost $39,810,000)		39,810,000
	Total Investments — 97.8% (Cost $949,140,946)		$1,015,478,186
	Other Assets Less Liabilities — 2.2%		22,640,355
	Net Assets — 100.0%		$1,038,118,541

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2021 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.